Quarterly Report
March 31, 2019
MFS®  Research Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.8%
Aerospace – 3.7%
Harris Corp.	17,764	$2,837,088
Honeywell International, Inc.	52,826	8,395,108
Northrop Grumman Corp.	18,475	4,980,860
United Technologies Corp.	49,705	6,406,478
		$22,619,534
Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	18,954	$3,323,205
Apparel Manufacturers – 1.7%
Levi Strauss & Co., “A” (a)	2,639	$62,148
NIKE, Inc., “B”	93,674	7,888,288
Skechers USA, Inc., “A” (a)	70,744	2,377,706
		$10,328,142
Biotechnology – 1.1%
Biogen, Inc. (a)	14,053	$3,321,848
Bio-Techne Corp.	18,138	3,601,300
		$6,923,148
Brokerage & Asset Managers – 2.9%
Blackstone Group LP	185,116	$6,473,506
CME Group, Inc.	24,362	4,009,498
TD Ameritrade Holding Corp.	108,361	5,416,966
TMX Group Ltd.	27,547	1,774,214
		$17,674,184
Business Services – 6.1%
Accenture PLC, “A”	31,915	$5,617,678
Cognizant Technology Solutions Corp., “A”	65,424	4,739,969
DXC Technology Co.	84,115	5,409,435
Fidelity National Information Services, Inc.	57,140	6,462,534
Fiserv, Inc. (a)	87,300	7,706,844
Global Payments, Inc.	53,113	7,250,987
		$37,187,447
Cable TV – 2.3%
Altice USA, Inc.	300,717	$6,459,401
Comcast Corp., “A”	183,282	7,327,615
		$13,787,016
Chemicals – 2.1%
DowDuPont, Inc. (a)	111,434	$4,019,424
FMC Corp.	34,807	2,673,874
PPG Industries, Inc.	51,578	5,821,609
		$12,514,907
Computer Software – 7.8%
Adobe Systems, Inc. (a)	32,864	$8,757,927
Cadence Design Systems, Inc. (a)	62,539	3,971,852
Microsoft Corp. (s)	223,086	26,310,763
Salesforce.com, Inc. (a)	54,790	8,677,092
		$47,717,634

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 1.7%
Apple, Inc.	33,006	$6,269,489
Constellation Software, Inc.	4,667	3,955,085
		$10,224,574
Construction – 1.6%
Sherwin-Williams Co.	10,695	$4,606,443
Toll Brothers, Inc.	53,658	1,942,420
Vulcan Materials Co.	25,747	3,048,445
		$9,597,308
Consumer Products – 1.3%
Colgate-Palmolive Co.	53,110	$3,640,159
Kimberly-Clark Corp.	33,636	4,167,501
		$7,807,660
Consumer Services – 0.9%
Bookings Holdings, Inc. (a)	3,328	$5,807,060
Containers – 0.4%
Berry Global Group, Inc. (a)	47,355	$2,551,014
Electrical Equipment – 1.5%
HD Supply Holdings, Inc. (a)	71,516	$3,100,219
Sensata Technologies Holding PLC (a)	51,513	2,319,115
TE Connectivity Ltd.	43,626	3,522,799
		$8,942,133
Electronics – 1.0%
Analog Devices, Inc.	58,899	$6,200,298
Energy - Independent – 1.5%
EOG Resources, Inc.	58,410	$5,559,464
Marathon Petroleum Corp.	59,424	3,556,526
		$9,115,990
Energy - Integrated – 1.6%
BP PLC, ADR	220,351	$9,633,746
Food & Beverages – 2.8%
J.M. Smucker Co.	21,025	$2,449,413
Mondelez International, Inc.	132,311	6,604,965
PepsiCo, Inc.	65,957	8,083,030
		$17,137,408
Gaming & Lodging – 0.9%
Marriott International, Inc., “A”	46,291	$5,790,541
General Merchandise – 1.1%
Dollar General Corp.	56,654	$6,758,822
Health Maintenance Organizations – 1.3%
Cigna Corp.	26,873	$4,321,716
Humana Inc.	13,950	3,710,700
		$8,032,416

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.6%
Aon PLC	51,709	$8,826,726
Chubb Ltd.	49,465	6,929,057
		$15,755,783
Internet – 5.8%
Alphabet, Inc., “A” (a)(s)	18,822	$22,151,424
Facebook, Inc., “A” (a)	80,577	13,431,380
		$35,582,804
Leisure & Toys – 1.0%
Electronic Arts, Inc. (a)	62,490	$6,350,859
Machinery & Tools – 1.5%
Flowserve Corp.	53,817	$2,429,300
Roper Technologies, Inc.	19,359	6,620,197
		$9,049,497
Major Banks – 2.3%
Goldman Sachs Group, Inc.	34,364	$6,597,544
PNC Financial Services Group, Inc.	34,244	4,200,369
State Street Corp.	47,423	3,120,908
		$13,918,821
Medical & Health Technology & Services – 1.1%
ICON PLC (a)	31,238	$4,266,486
McKesson Corp.	23,570	2,759,104
		$7,025,590
Medical Equipment – 5.6%
Boston Scientific Corp. (a)	119,090	$4,570,674
Danaher Corp.	51,004	6,733,548
Medtronic PLC	98,460	8,967,737
PerkinElmer, Inc.	73,893	7,120,329
STERIS PLC	26,107	3,342,479
West Pharmaceutical Services, Inc.	32,113	3,538,853
		$34,273,620
Natural Gas - Distribution – 0.6%
Sempra Energy	29,475	$3,709,723
Natural Gas - Pipeline – 1.0%
Enterprise Products Partners LP	174,501	$5,077,979
Equitrans Midstream Corp.	39,981	870,786
		$5,948,765
Network & Telecom – 1.8%
Cisco Systems, Inc.	201,864	$10,898,637
Oil Services – 0.8%
Core Laboratories N.V.	24,557	$1,692,714
Liberty Oilfield Services, Inc. (l)	56,555	870,381
Schlumberger Ltd.	51,568	2,246,818
		$4,809,913
Other Banks & Diversified Financials – 6.9%
BB&T Corp.	119,814	$5,574,945
Citigroup, Inc.	161,954	10,076,778
Mastercard, Inc., “A”	73,253	17,247,419
Signature Bank	22,015	2,819,461

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
U.S. Bancorp	132,500	$6,385,175
		$42,103,778
Pharmaceuticals – 5.9%
Elanco Animal Health, Inc. (a)	174,886	$5,608,594
Eli Lilly & Co.	26,443	3,431,244
Johnson & Johnson	62,866	8,788,038
Pfizer, Inc.	278,172	11,813,965
Zoetis, Inc.	62,576	6,299,526
		$35,941,367
Railroad & Shipping – 1.4%
Canadian Pacific Railway Ltd.	20,767	$4,278,625
Kansas City Southern Co.	34,482	3,999,222
		$8,277,847
Real Estate – 1.7%
Public Storage, Inc., REIT	22,881	$4,983,024
STORE Capital Corp., REIT	154,705	5,182,618
		$10,165,642
Restaurants – 1.6%
Chipotle Mexican Grill, Inc., “A” (a)	3,100	$2,201,961
Starbucks Corp.	100,993	7,507,820
		$9,709,781
Specialty Chemicals – 0.1%
Dow, Inc. (a)	16,253	$839,177
Specialty Stores – 6.1%
Amazon.com, Inc. (a)(s)	13,128	$23,377,686
Costco Wholesale Corp.	28,213	6,831,496
Ross Stores, Inc.	73,781	6,869,011
		$37,078,193
Telecommunications - Wireless – 1.4%
American Tower Corp., REIT	43,077	$8,488,754
Telephone Services – 0.7%
Verizon Communications, Inc.	70,005	$4,139,396
Tobacco – 1.1%
Philip Morris International, Inc.	73,781	$6,521,503
Utilities - Electric Power – 3.0%
American Electric Power Co., Inc.	51,861	$4,343,359
CMS Energy Corp.	78,013	4,332,842
Duke Energy Corp.	46,686	4,201,740
NextEra Energy, Inc.	26,982	5,216,160
		$18,094,101
Total Common Stocks		$608,357,738
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 2.48% (v)	2,375,415	$2,375,415

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.42% (j)	208,832	$208,832
Securities Sold Short – (0.6)%
Medical & Health Technology & Services – (0.2)%
Healthcare Services Group, Inc.	(44,372)	$(1,463,832)
Telecommunications - Wireless – (0.4)%
Crown Castle International Corp., REIT	(16,616)	$(2,126,848)
Total Securities Sold Short		$(3,590,680)

Other Assets, Less Liabilities – 0.4%		2,418,680
Net Assets – 100.0%		$609,769,985
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,375,415 and $608,566,570, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
At March 31, 2019, the fund had cash collateral of $1,420,028 and other liquid securities with an aggregate value of $4,134,202 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$608,357,738	$—	$—	$608,357,738
Mutual Funds	2,584,247	—	—	2,584,247
Total	$610,941,985	$—	$—	$610,941,985
Securities Sold Short	$(3,590,680)	$—	$—	$(3,590,680)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,682,584	17,829,204	(24,136,373)	2,375,415
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(48)	$258	$—	$34,062	$2,375,415